Cover Page	Nov. 02, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	Kforce Inc.
Entity Incorporation, State or Country Code	FL
Entity File Number	000-26058
Entity Tax Identification Number	59-3264661
Entity Address, Address Line One	1001 East Palm Avenue
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33605
City Area Code	813
Local Phone Number	552-5000
Title of 12(b) Security	Common Stock, $0.01 per share
Trading Symbol	KFRC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000930420
Entity Information [Line Items]
Entity Registrant Name	Kforce Inc.
Title of 12(b) Security	Common Stock, $0.01 per share
Trading Symbol	KFRC
Security Exchange Name	NASDAQ